Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and due from banks	$ 21,984,000	$ 18,037,000
Available for sale	44,849,000	48,958,000
Federal Home Loan Bank stock, at cost	3,518,000	3,487,000
Loans held for sale	1,789,000	995,000
Loans, net of allowance of $8,159 and $10,691	319,310,000	309,048,000
Property and equipment, net	21,653,000	21,977,000
Other real estate owned, net	9,619,000	9,322,000
Company owned life insurance	12,309,000	11,922,000
Other assets	3,190,000	3,776,000
Total assets	438,221,000	427,522,000
Liabilities
Noninterest bearing	38,797,000	34,120,000
Interest bearing	280,835,000	282,027,000
Total deposits	319,632,000	316,147,000
Federal funds purchased	4,570,000	3,588,000
Securities sold under agreements to repurchase	1,379,000	3,262,000
Advances from Federal Home Loan Bank	64,000,000	60,000,000
Junior subordinated debentures	10,310,000	10,310,000
Other liabilities	4,066,000	3,403,000
Total liabilities	403,957,000	396,710,000
Shareholders’ equity
Common stock, no par value, 20,000,000 shares authorized, 6,143,927 and 6,102,568 shares issued in 2012 and 2011 respectively	54,437,000	54,382,000
Accumulated deficit	(19,002,000)	(22,520,000)
Accumulated other comprehensive loss	(1,171,000)	(1,050,000)
Total shareholders’ equity	34,264,000	30,812,000
Total liabilities and shareholders’ equity	$ 438,221,000	$ 427,522,000